Note 21 (Detail) - Changes in Fair Values Included in Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Mortgage Loans Held for Sale [Member]
Changes in fair value included in net income (loss), all reflected in financial services revenues	$ 863	$ 11	$ 417	$ (369)
Interest Rate Lock Commitments [Member]
Changes in fair value included in net income (loss), all reflected in financial services revenues	193	(72)	184	235
Forward Contracts [Member]
Changes in fair value included in net income (loss), all reflected in financial services revenues	$ (257)	$ 186	$ 225	$ (573)